Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Diluted Earnings Per Share

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year.

	For the six months ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Numerator
Net income-basic and diluted	146,780	743,740

Denominator
Weighted average number of ordinary shares outstanding – basic and diluted	13,272,131	12,500,000

Earning per share – basic and diluted	0.01	0.06